Nuveen Short Term Municipal Bond Fund
Portfolio of Investments June 30, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.9%
X 596,090,269 MUNICIPAL BONDS - 99 .6%
X 596,090,269
Alabama - 5.3%
$ 6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   $ 6,333,163
4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   4,146,565
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call A1   1,011,080
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call Aa1   1,038,610
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA-   354,893
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   2,834,154
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   1,702,127
10,450 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   10,430,667
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2   999,180
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call A1   1,311,351
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call A2   1,018,080
544 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   508,775
Total Alabama 31,688,645
Arizona - 4.5%
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   1,317,505
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   6,983,915
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   2,441,477
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call A+   1,003,410
500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/23
No Opt. Call A+   501,170

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 7,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory
Put 5/15/26)
No Opt. Call AA-   $ 7,310,660
1,500 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, 2018 Project, School Improvement Series 2022E,
5.000%, 7/01/24
No Opt. Call Aa2   1,527,915
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series
2020C, 5.000%, 7/01/25
No Opt. Call Aa2   2,542,414
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,519,125
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call A-   1,968,060
Total Arizona 27,115,651
California - 2.2%
3,520 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
7/23 at 100.00 N/R   3,505,287
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,559,843
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 AA-   2,077,680
1,160 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2020C, 5.000%,
7/01/25, (AMT)
No Opt. Call A+   1,183,942
2,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call A+   2,076,880
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H,
5.000%, 5/01/25, (AMT)
No Opt. Call A+   2,794,646
Total California 13,198,278
Colorado - 6.8%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 3.375%, 12/01/26, 144A
12/25 at 103.00 N/R   621,238
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021:
50 4.000%, 5/01/24 No Opt. Call Baa3   49,679
100 4.000%, 5/01/26 No Opt. Call Baa3   98,542
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B:
620 5.000%, 11/15/49, (Pre-refunded 11/19/26) No Opt. Call N/R  (4) 662,383
13,810 5.000%, 11/15/49, (Mandatory Put 11/19/26) No Opt. Call AA   14,502,710
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%,
11/15/36, (Mandatory Put 11/15/26)
No Opt. Call AA   1,837,430
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020:
350 5.000%, 10/01/24 No Opt. Call A-   355,744
200 5.000%, 10/01/25 No Opt. Call A-   206,152

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call A-   $ 255,720
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   2,372,546
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
1,000 5.000%, 11/01/23 No Opt. Call A-   1,004,020
1,000 5.000%, 11/01/24 No Opt. Call A-   1,017,820
1,805 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62,
(Mandatory Put 8/17/26)
2/26 at 101.30 AA+   1,896,514
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call AA-   764,340
175 Crystal Valley Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2020A, 5.000%, 12/01/24 - AGM Insured
No Opt. Call AA   179,174
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call AA-   3,089,430
2,115 5.000%, 11/15/26, (AMT) No Opt. Call AA-   2,211,761
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call AA-   2,059,620
3,500 5.250%, 11/15/26, (AMT) No Opt. Call AA-   3,687,635
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/25, (AMT)
No Opt. Call A+   2,059,120
Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding & Improvement Series 2022A:
215 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   218,644
290 5.000%, 12/01/26 - BAM Insured No Opt. Call AA   303,677
North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A:
100 5.000%, 12/01/23 - AGM Insured No Opt. Call AA   100,594
220 5.000%, 12/01/24 - AGM Insured No Opt. Call AA   224,789
Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call AA   100,594
190 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   194,398
100 5.000%, 12/01/25 - BAM Insured No Opt. Call AA   104,008
275 Rendezous Residential Metropolitan District, Grand County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2022,
4.000%, 12/01/24 - AGM Insured
No Opt. Call AA   277,269
260 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/24 - AGM Insured
No Opt. Call AA   265,915
200 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Improvement Series 2020A, 4.000%, 12/01/24 - AGM
Insured
No Opt. Call AA   201,704
Total Colorado 40,923,170

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.5%
$ 365 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call AA-   $ 379,965
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call AA-   1,019,440
1,600 University of Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 5/01/24
No Opt. Call AA-   1,623,776
Total Connecticut 3,023,181
District of Columbia - 2.3%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   6,267,238
Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2022A:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call Aa3   4,548,589
1,700 5.000%, 10/01/25, (AMT) No Opt. Call Aa3   1,747,481
1,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call AA-   1,028,770
Total District of Columbia 13,592,078
Florida - 4.1%
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A+   1,318,486
4,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
7/23 at 101.00 N/R   3,986,280
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
7/23 at 101.00 N/R   3,937,000
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
7/23 at 103.00 N/R   2,542,900
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call AA-   1,063,908
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call A   2,714,348
2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA   2,588,151
School Board of Duval County, Florida, Certificates of Participation,
Series 2022A:
2,500 5.000%, 7/01/24 No Opt. Call A+   2,544,075
3,000 5.000%, 7/01/25 - AGM Insured No Opt. Call AA   3,099,660
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B:
340 5.000%, 7/01/25 No Opt. Call A2   349,313
225 5.000%, 7/01/26 No Opt. Call A2   234,362
Total Florida 24,378,483
Georgia - 2.1%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,011,680
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call Aa3   602,962

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   $ 3,565,665
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   1,994,140
1,100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021C, 4.000%, 12/01/25
No Opt. Call A3   1,096,150
700 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 6/01/25
No Opt. Call A3   707,735
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 11/01/24, 144A
No Opt. Call BBB-   1,285,832
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023A:
1,000 5.000%, 6/01/26 No Opt. Call A3   1,016,630
1,000 5.000%, 6/01/27 No Opt. Call A3   1,025,140
425 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 5.000%, 10/01/25
No Opt. Call A3   439,182
Total Georgia 12,745,116
Hawaii - 0.1%
800 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 5.000%,
7/01/25, (AMT)
No Opt. Call Aa3   819,592
Total Hawaii 819,592
Illinois - 8.7%
1,200 Board of Trustees of Southern Illinois University, Housing and Auxiliary
Facilities System Revenue Bonds, Refunding Series 2021A, 4.000%,
4/01/25 - BAM Insured
No Opt. Call AA   1,205,592
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB+   384,446
1,475 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A+   1,492,169
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call A+   1,017,740
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A:
2,000 5.000%, 1/01/26 1/24 at 100.00 A   2,006,560
1,040 5.000%, 1/01/27 1/24 at 100.00 A   1,043,432
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2016A, 5.000%, 1/01/26
No Opt. Call A   1,027,250
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call AA   1,231,067
800 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/25
No Opt. Call AA-   829,536
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call Aa2   656,922
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020:
400 5.000%, 10/01/23 No Opt. Call BBB+   401,168
400 5.000%, 10/01/24 No Opt. Call BBB+   405,688
400 5.000%, 10/01/25 No Opt. Call BBB+   409,616

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 A+   $ 3,661,540
4,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   4,841,062
2,090 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call AA-   2,157,758
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   1,176,900
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   572,096
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call A-   4,483,903
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call A-   2,030,040
Illinois State, General Obligation Bonds, November Series 2017D:
3,100 5.000%, 11/01/23 No Opt. Call A-   3,112,989
2,500 5.000%, 11/01/26 No Opt. Call A-   2,623,525
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call A-   3,323,775
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call A   2,324,696
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA-   5,361,947
400 Joliet Park District, Will County, Illinois, General Obligation Bonds,
Limited Tax Park Series 2021, 4.000%, 2/01/24 - BAM Insured
No Opt. Call AA   401,152
355 Macon County School District 61 Decatur, Illinois, General Obligation
Bonds, Alternate Revenue Source Refunding School Series 2020C,
4.000%, 1/01/26 - AGM Insured
No Opt. Call AA   361,646
Peoria, Illinois, General Obligation Bonds, Refunding Series 2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call AA   423,993
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call AA   2,327,796
1,010 Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series 2005,
0.000%, 11/01/25 - NPFG Insured, (ETM)
No Opt. Call N/R  (4) 934,058
Total Illinois 52,230,062
Indiana - 2.1%
535 , Vigo County, Indiana, Ad Valorem Property Tax First Mortgage Bonds,
Series 2021, 4.000%, 7/15/25
No Opt. Call AA+   543,592
550 Columbus Multi-School Building Corporation, Bartholomew County,
Indiana, First Mortgage Revenue Bonds, Refunding and Improvement
Series 2021, 4.000%, 1/15/25
No Opt. Call AA+   556,253
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A   1,507,965
5,500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
7/23 at 100.00 Aaa   5,489,440
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   1,578,964

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A   $ 724,101
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum Projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call AA+   1,103,702
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call AA+   425,328
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   726,686
Total Indiana 12,656,031
Iowa - 2.3%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021:
335 4.000%, 9/01/24 No Opt. Call N/R   327,242
115 4.000%, 9/01/25 No Opt. Call N/R   110,071
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
7/23 at 100.00 Aa3   6,828,150
2,500 Sioux City Community School District, Iowa, School Infrastructure
Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020,
3.000%, 10/01/24 - BAM Insured
No Opt. Call AA   2,494,525
3,750 Southeast Polk Community School District, Polk, Jasper and Marion
Counties, Iowa, General Obligation Bonds, School Series 2020A,
5.000%, 5/01/25
No Opt. Call AA-   3,864,225
Total Iowa 13,624,213
Kansas - 0.2%
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 A   1,092,695
Total Kansas 1,092,695
Kentucky - 1.2%
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   3,785,151
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,461,850
Total Kentucky 7,247,001
Louisiana - 2.9%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue
Bonds, Louisiana Insurance Guaranty Association Project, Series 2022B:
3,250 5.000%, 8/15/25 No Opt. Call A1   3,362,092
3,250 5.000%, 8/15/26 No Opt. Call A1   3,418,350
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   6,125,820
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 7/01/26) (WI/DD, Settling 4/03/23)
No Opt. Call BBB-   1,962,849

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   $ 2,453,075
Total Louisiana 17,322,186
Massachusetts - 3.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability, Green Series 2021:
4,620 4.000%, 5/01/25 No Opt. Call N/R   4,692,811
380 4.000%, 5/01/25 No Opt. Call AA+   386,730
Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA   746,351
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA   365,939
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   193,647
Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue L, Senior Series 2020B:
880 5.000%, 7/01/25, (AMT) No Opt. Call AA   898,665
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA   1,292,312
1,850 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call AA   1,889,239
Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Taxable Senior Series 2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA   1,097,801
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA   1,033,850
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call AA   5,200,850
Total Massachusetts 17,798,195
Michigan - 0.5%
1,680 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   1,686,703
1,000 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%,
5/01/25
No Opt. Call Aa2   1,013,630
Total Michigan 2,700,333
Minnesota - 5.9%
515 Alexandria Independent School District 206, Douglas County,
Minnesota, General Obligation Bonds, Series 2021A, 3.000%,
2/01/26
No Opt. Call A2   507,332
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. ? Orchard Path Phase II Project, Series
2021, 4.000%, 9/01/25
No Opt. Call N/R   144,047
690 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call Aa1   627,438
270 Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings
- Southeast Twin Cities Transmission Project, Refunding Series 2021,
5.000%, 1/01/26 - AGM Insured
No Opt. Call AA   282,652
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R   209,616

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds,
42nd & Central Apartments Project, Series 2022A, 2.700%, 7/01/25,
(Mandatory Put 7/01/24)
1/24 at 100.00 Aaa   $ 988,230
785 Dakota County Community Development Agency, Minnesota,
Multifamily Housing Revenue Bonds, Ree-Aster House Apartments,
Series 2020, 4.125%, 6/01/24
7/23 at 100.00 Aaa   785,031
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Baa1   148,947
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+   1,114,858
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   124,745
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+   500,280
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put
11/15/28)
5/28 at 100.91 AA-   641,612
Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A:
1,000 5.000%, 11/15/24 No Opt. Call AA-   1,021,720
1,315 5.000%, 11/15/25 No Opt. Call AA-   1,364,155
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call AA-   1,597,198
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+   1,006,750
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call A+   2,054,500
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/25, (AMT)
No Opt. Call A+   1,055,928
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2   437,284
185 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+   180,776
280 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021C, 0.450%, 7/01/23, (AMT)
No Opt. Call AA+   280,000
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   6,998,040
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24,
(AMT)
No Opt. Call AA   329,530
400 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/23,
(AMT)
No Opt. Call AAA   401,544
685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
7/23 at 100.00 N/R   679,534
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 2/01/25
No Opt. Call AA   301,608

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call Aa3   $ 787,432
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds,
Sherman Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory
Put 11/01/24)
5/24 at 100.00 N/R   499,825
Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A:
190 2.000%, 12/15/23 No Opt. Call A+   188,227
250 2.000%, 12/15/25 No Opt. Call A+   240,098
New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023:
405 5.000%, 2/01/25 No Opt. Call N/R   409,633
425 5.000%, 2/01/26 No Opt. Call N/R   434,439
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R   719,820
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call A-   522,085
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA-   1,971,501
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/24
No Opt. Call Aa1   1,010,480
360 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+   329,706
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/27
No Opt. Call BBB+   184,497
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, Dale Street Project, Series 2023,
3.500%, 12/01/25, (Mandatory Put 6/01/24)
12/23 at 100.00 AA+   993,050
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R   197,902
Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A:
385 3.000%, 9/01/23 No Opt. Call N/R   383,838
320 3.500%, 9/01/24 No Opt. Call N/R   314,659
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B:
550 4.000%, 2/01/25 No Opt. Call Baa1   554,180
300 4.000%, 2/01/26 No Opt. Call Baa1   303,435
225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call A+   205,925
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019:
300 3.000%, 8/01/23 No Opt. Call N/R   299,733
400 3.000%, 8/01/24 No Opt. Call N/R   394,884
400 3.000%, 8/01/25 8/24 at 102.00 N/R   389,940
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1   271,083
Total Minnesota 35,389,727

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.2%
$ 1,000 Warren County, Mississippi, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2020B,
1.600%, 8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call BBB   $ 957,440
Total Mississippi 957,440
Missouri - 4.2%
85 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R   80,138
1,000 Cass County Reorganized School District R-II, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, School Building
Series 2021, 5.000%, 3/01/24
No Opt. Call AA+   1,011,730
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa2   816,864
Jennings, Saint Louis County, Missouri, Certificates of Participation,
Series 2021:
265 4.000%, 3/01/24 No Opt. Call A-   265,737
230 4.000%, 3/01/25 No Opt. Call A-   231,778
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Extension Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA-   127,939
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   94,548
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   945,480
Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A   200,704
505 5.000%, 10/01/24 No Opt. Call A   513,964
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call AA   1,024,320
5,675 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   5,771,135
665 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 4.000%,
11/01/23
No Opt. Call Ba2   661,821
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2   491,991
250 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lake Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+   256,360
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB   261,316
285 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Wright Memorial Hospital, Series 2019, 5.000%, 9/01/23
No Opt. Call BBB-   285,353
500 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022,
5.000%, 12/01/26
No Opt. Call A2   528,190
Missouri State University, Auxiliary Enterprise System Revenue Bonds,
Series 2019A:
230 5.000%, 10/01/23 No Opt. Call A+   230,895
225 5.000%, 10/01/24 No Opt. Call A+   229,295

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+   $ 272,140
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
725 5.000%, 11/15/24 No Opt. Call N/R   720,251
630 5.000%, 11/15/26 11/25 at 100.00 N/R   624,160
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022:
500 5.000%, 7/01/24, (AMT) No Opt. Call A2   506,130
1,120 5.000%, 7/01/25, (AMT) No Opt. Call A2   1,146,130
1,170 5.000%, 7/01/26, (AMT) No Opt. Call A2   1,213,290
4,845 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 3.250%, 8/01/27
8/25 at 100.00 AA+   4,800,135
1,710 Springfield, Missouri, Special Obligation Bonds, Refunding Series
2017B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa2   1,732,623
Total Missouri 25,044,417
Nebraska - 1.1%
Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding Series
2020A:
115 5.000%, 11/15/23 No Opt. Call AA-   115,675
225 5.000%, 11/15/24 No Opt. Call AA-   229,615
175 5.000%, 11/15/25 No Opt. Call AA-   181,018
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   3,728,928
1,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/24
No Opt. Call AA-   1,013,900
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,158,274
Total Nebraska 6,427,410
Nevada - 1.0%
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/24
No Opt. Call Aa3   5,087,150
365 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call N/R   347,378
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, 5.000%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   506,690
Total Nevada 5,941,218
New Jersey - 3.7%
1,155 Cherry Hill Township School District, Camden County, New Jersey,
General Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call Aa2   1,143,589
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call A2   1,024,970
New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Senior Series 2022A:
500 5.000%, 12/01/24, (AMT) No Opt. Call Aa1   507,445
600 5.000%, 12/01/25, (AMT) No Opt. Call Aa1   616,206

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,275 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26,
(AMT)
No Opt. Call AA   $ 1,320,619
8,210 New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A, 5.000%, 6/01/25
No Opt. Call A1   8,501,373
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A1   4,853,800
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call A2   1,021,700
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call A2   2,614,200
500 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, 4.450%, 3/01/25, (AMT) (WI/DD, Settling
4/03/23)
No Opt. Call BBB   500,445
Total New Jersey 22,104,347
New Mexico - 0.9%
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   5,278,704
225 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%,
8/01/49, (Mandatory Put 8/01/25)
5/25 at 100.87 AA   231,732
Total New Mexico 5,510,436
New York - 2.9%
600 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A,
5.000%, 12/01/24
No Opt. Call BBB+   608,772
New York City, New York, General Obligation Bonds, Fiscal 2023 Series
1:
1,285 5.000%, 8/01/25 No Opt. Call AA   1,334,408
1,875 5.000%, 8/01/26 No Opt. Call AA   1,990,444
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call AAA   3,115,680
1,210 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23,
(AMT)
No Opt. Call AA-   1,212,263
1,230 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25,
(AMT)
No Opt. Call AA-   1,265,621
7,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green
Climate Bond Certified Series 2023A, 5.000%, 11/15/24
No Opt. Call AA+   7,697,175
Total New York 17,224,363
North Carolina - 2.8%
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3   1,750,514

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 14,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%,
2/01/51, (Mandatory Put 2/01/26)
2/26 at 100.00 AA-   $ 14,706,264
Total North Carolina 16,456,778
North Dakota - 0.8%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
7/23 at 100.00 Aa3   861,617
2,305 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa3   2,267,820
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
275 5.000%, 12/01/23 No Opt. Call Baa3   276,191
215 5.000%, 12/01/25 No Opt. Call Baa3   217,255
West Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call Aa3   737,640
500 4.000%, 5/01/25 No Opt. Call Aa3   506,280
Total North Dakota 4,866,803
Ohio - 1.8%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A:
1,240 5.000%, 11/15/24 No Opt. Call AA-   1,266,437
1,440 5.000%, 11/15/25 No Opt. Call AA-   1,495,152
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call A   1,044,620
2,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, 5.000%,
1/01/26, (AMT)
No Opt. Call A   2,058,820
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021:
150 5.000%, 7/01/25 No Opt. Call A3   154,690
250 5.000%, 7/01/26 No Opt. Call A3   262,213
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016,
5.000%, 5/01/26
No Opt. Call Aa3   2,544,164
685 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   7
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   1,654,476
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory
Put 1/15/25)
1/25 at 100.00 A   367,528
Total Ohio 10,848,107
Oklahoma - 1.6%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call AA-   3,578,079

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 6,065 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public Schools
Project, Series 2019., 5.000%, 6/01/24
No Opt. Call A+   $ 6,163,253
Total Oklahoma 9,741,332
Oregon - 1.8%
500 Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon,
General Obligation Bonds, Convertible Deferred Interest Series
2020B, 5.000%, 6/15/24
No Opt. Call AA+   508,855
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+   457,110
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+   306,564
2,375 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   2,370,654
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call Aa1   7,116,840
Total Oregon 10,760,023
Pennsylvania - 0.7%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/26, (AMT)
No Opt. Call A2   1,647,056
1,135 Northern York County School District, Pennsylvania, General Obligation
Bonds, Notes Series 2021A, 4.000%, 11/15/25
No Opt. Call AA-   1,156,928
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2011, 2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A-   299,580
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
425 5.000%, 12/01/24 No Opt. Call AA-   435,429
525 5.000%, 12/01/25 No Opt. Call AA-   548,027
Total Pennsylvania 4,087,020
Puerto Rico - 1.7%
1,605 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds,
Hospital de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-
refunded 11/15/26)
11/26 at 100.00 N/R  (4) 1,595,193
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 5.250%, 7/01/23 No Opt. Call N/R   2,000,000
6,514 5.375%, 7/01/25 No Opt. Call N/R   6,678,544
Total Puerto Rico 10,273,737
South Carolina - 0.6%
3,285 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B,
5.000%, 12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   3,376,750
Total South Carolina 3,376,750
South Dakota - 0.1%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited
Tax Series 2023A, 5.000%, 12/01/24
No Opt. Call Aa1   717,178
Total South Dakota 717,178

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 0.8%
$ 100 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
5.000%, 8/01/28
No Opt. Call A-   $ 106,933
255 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   264,435
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 AA-   904,797
3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa1   3,036,300
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A:
250 5.000%, 11/01/24 No Opt. Call A2   253,098
275 5.000%, 11/01/25 No Opt. Call A2   280,813
Total Tennessee 4,846,376
Texas - 8.2%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A+   5,017,300
Austin, Texas, Airport System Revenue Bonds, Series 2019B:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call A+   1,028,890
1,250 5.000%, 11/15/27, (AMT) No Opt. Call A+   1,323,525
Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A:
775 5.000%, 4/01/24, (AMT) No Opt. Call AAA   781,603
500 5.000%, 4/01/25, (AMT) No Opt. Call AA   508,900
1,015 Canadian River Municipal Water Authority, Texas, Contract Revenue
Bonds, Conjunctive Use Groundwater Supply Project, Refunding
Subordinate Lien Series 2021, 5.000%, 2/15/24
No Opt. Call AA   1,025,028
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 A-   1,561,006
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2022,
5.000%, 2/01/26
No Opt. Call Aaa   1,117,345
2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport
Series 2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A+   2,031,807
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call Aaa   1,832,398
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 Aa3   7,050,580
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA   1,715,313
3,630 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   3,764,310
850 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020, 5.000%,
2/15/26
No Opt. Call A2   877,378
2,000 La Porte Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2014, 5.000%, 2/15/39,
(Pre-refunded 8/15/24)
8/24 at 100.00 AAA  (4) 2,041,360

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call Aaa   $ 1,573,050
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB-   402,916
525 Leander, Texas, General Obligation Bonds, Refunding Series 2020,
5.000%, 8/15/25
No Opt. Call Aa1   545,937
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call A1   750,316
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+   1,032,240
450 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   447,043
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA-   2,834,424
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R   287,063
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   576,784
5,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call A2   5,462,370
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022:
500 5.000%, 4/15/24 No Opt. Call AAA   507,010
1,885 5.000%, 10/15/24 No Opt. Call AAA   1,931,673
Wise County, Texas, Lease Revenue Bonds, Parker County Junior
College District, Refunding Series 2021:
350 5.000%, 8/15/23 No Opt. Call N/R   350,620
465 5.000%, 8/15/24 No Opt. Call N/R   472,872
Total Texas 48,851,061
Utah - 1.5%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A+   6,000,000
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call A+   2,243,633
350 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018, 4.000%, 10/15/23
No Opt. Call AA   350,441
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB-   497,680
Total Utah 9,091,754
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R   1,012,800
1,645 5.000%, 10/01/26 No Opt. Call N/R   1,659,690
Total Virgin Islands 2,672,490

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 1.3%
$ 850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA-   $ 862,079
1,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 5.000%,
5/15/25
No Opt. Call AA+   1,187,927
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call A+  (4) 5,291,000
690 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   669,548
Total Virginia 8,010,554
Washington - 2.0%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 AA-   2,556,007
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call AA-   1,628,817
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA-   2,018,220
5,025 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   5,180,072
760 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call A   782,382
Total Washington 12,165,498
Wisconsin - 4.6%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2020A, 2.000%, 5/01/25
No Opt. Call AA   600,544
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B, 1.000%, 10/01/25
No Opt. Call AA   1,157,125
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A+   421,832
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
200 5.000%, 1/01/24 No Opt. Call A   201,156
400 5.000%, 1/01/26 No Opt. Call A   412,820
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+   285,222
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A, 5.000%,
6/01/26
No Opt. Call A+   335,325
1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   1,367,479
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call Aa3   578,616
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
7/23 at 100.00 A3   1,360,789

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
$ 435 5.000%, 10/01/25 No Opt. Call N/R   $ 441,125
455 5.000%, 10/01/26 No Opt. Call N/R   462,025
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A-
4, 5.000%, 8/15/54, (Mandatory Put 1/29/25)
No Opt. Call AA   2,556,700
4,230 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call AA   4,265,659
250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%,
7/01/26
No Opt. Call A+   261,122
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+   75,476
100 5.000%, 12/01/24 No Opt. Call A+   102,246
110 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%,
12/01/24
No Opt. Call A+   109,110
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 5.000%, 4/01/25
No Opt. Call AA   2,126,159
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   8,097,870
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021:
160 4.000%, 1/01/24 No Opt. Call N/R   159,219
210 4.000%, 1/01/25 No Opt. Call N/R   206,814
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding
Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R   426,303
460 2.250%, 7/01/26 No Opt. Call N/R   420,251
350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B, 4.000%, 9/15/25
No Opt. Call BBB-   345,212
455 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
4.000%, 9/15/23, (ETM)
No Opt. Call BBB-  (4) 455,528
50 Wisconsin State, General Obligation Bonds, Refunding Forward
Delivery Series 2021-2, 5.000%, 5/01/25
No Opt. Call AA+   51,748
Total Wisconsin 27,283,475
Wyoming - 0.2%
Consolidated Wyoming Municipalities Electric Power System Joint
Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue
Bonds, Gillette Electrical System Project, Refunding Series 2022:
750 5.000%, 6/01/24 No Opt. Call AA-   761,340
500 5.000%, 6/01/26 No Opt. Call AA-   525,725
Total Wyoming 1,287,065
Total Municipal Bonds
(cost $605,436,531) 596,090,269

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 1,708,008 COMMON STOCKS - 0 .3%
X 1,708,008
Independent Power and Renewable Electricity Producers - 0.3%
22,152 Energy Harbor Corp (6),(7) $ 1,708,008
Total Independent Power and Renewable Electricity Producers 1,708,008
Total Common Stocks
(cost $751,144) 1,708,008
Total Long-Term Investments
(cost $606,187,675) 597,798,277
Borrowings - (0.5)% (8) (3,158,148)
Other Assets & Liabilities, Net -  0.6% 3,757,307
Net Assets - 100% $ 598,397,436
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 596,090,269 $ – $ 596,090,269
Common Stocks – 1,708,008 – 1,708,008
Total
$ – $ 597,798,277 $ – $ 597,798,277
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(6) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) Borrowings as a percentage of Total Investments is 0.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.